Document and Entity Information	0 Months Ended
Jan. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Apr. 10, 2015
Document Effective Date	Apr. 10, 2015
Prospectus Date	Apr. 10, 2015
Angel Oak Multi-Strategy Income Fund | Class A
Risk/Return:
Trading Symbol	ANGLX
Angel Oak Multi-Strategy Income Fund | Institutional Class
Risk/Return:
Trading Symbol	ANGIX